SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES (Tables)	6 Months Ended
Jun. 30, 2023
SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES
Summary of other reserves

Details of other reserves are included below:

	For the six months ended 30 June
	2023				2022
	EBT shares reserve[1] £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m	EBT shares reserve[1] £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
As at 1 January	—	150	(11,687)	(11,537)	—	8	(11,640)	(11,632)
Other comprehensive income	—	(9)	—	(9)	—	143	—	143
Transaction with equity shareholder	—	—	—	—	—	—	(64)	(64)
As at 30 June	—	141	(11,687)	(11,546)	—	151	(11,704)	(11,553)

1.	Shares owned through an Employee Benefit Trust (EBT).